Basis of Presentation - Additional Information (Detail) CAD in Millions		1 Months Ended		12 Months Ended
	Aug. 04, 2015 USD ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CAD	Mar. 26, 2016 USD ($)	Mar. 28, 2015 USD ($)	Mar. 29, 2014 USD ($)	Mar. 26, 2017 USD ($)	Mar. 26, 2016 CAD	Jul. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)
Organization And Description Of Business [Line Items]
Net (loss) income				$ 5,438,000	$ (8,632,000)	$ (5,801,000)
Estimated capital expenditures				8,800,000
Estimated capital expenditures, fiscal 2017				4,300,000
Senior secured revolving credit facility reserve				8,000,000
Bank indebtedness				63,209,000	64,347,000
Senior secured revolving credit facility, excess availability				$ 16,200,000	12,900,000
Secured credit facility description				The Company is required to maintain minimum adjusted EBITDA levels (calculated on a twelve-month rolling basis as defined in the agreement) if the Company’s availability under its senior secured revolving credit facility is below $8.0 million for any five consecutive business days. Failure to meet the minimum adjusted EBITDA covenant in the event that availability falls below $8.0 million as described above is considered an event of default, that could result in the outstanding balances borrowed under the Company’s senior secured term loan and senior secured revolving credit facility becoming due immediately, and will result in cross defaults on the Company’s other borrowings.
Secured credit facility				$ 8,000,000
Gross proceeds from sale of assets	$ 4,300,000
Store [Member]
Organization And Description Of Business [Line Items]
Percentage of leases require capital expenditure for renewal				30.00%
Leases renewal term				2 years
Percentage of leases require capital expenditure				15.00%
Investissement Quebec [Member]
Organization And Description Of Business [Line Items]
Long-term debt				$ 6,600,000				CAD 8.6
Reduction of monthly capital requirements		$ 1,500,000	CAD 2.0
Minimum capital ratio required				1.15
Investissement Quebec [Member] | Minimum [Member]
Organization And Description Of Business [Line Items]
Adjusted long-term debt to adjusted net assets ratio				2.5
Senior Secured Revolving Credit Facility [Member]
Organization And Description Of Business [Line Items]
Senior secured credit facility				$ 110,000,000
Senior secured revolving credit facility, excess availability				$ 16,200,000	$ 12,900,000
Line of Credit Facility Expiration Date				Aug. 22, 2017
Senior Secured Revolving Credit Facility [Member] | Minimum [Member]
Organization And Description Of Business [Line Items]
Senior secured revolving credit facility reserve				$ 8,000,000
Senior Secured Revolving Credit Facility [Member] | Minimum [Member] | Scenario, Forecast [Member]
Organization And Description Of Business [Line Items]
Senior secured revolving credit facility reserve							$ 8,000,000
Senior Secured Term Loan [Member]
Organization And Description Of Business [Line Items]
Senior secured credit facility									$ 35,500,000	$ 33,000,000
Line of Credit Facility Expiration Date				Aug. 22, 2018
Revolving Credit Facility [Member] | Recapitalization [Member] | Maximum [Member]
Organization And Description Of Business [Line Items]
Additional reserve established by lenders				$ 2,500,000